Note 7 - Leases - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Amortization of right-of-use assets	$ 4,048	$ 6,134	$ 6,715
Interest on lease obligations	547	767	959
Finance lease cost	4,595	6,901	7,674
Operating lease cost	5,603	8,222	13,506
Short-term lease cost	7,548	5,335	5,589
Total lease cost	17,746	20,458	26,769
Operating cash flows from finance leases	547	767	959
Operating cash flows from operating leases	5,904	8,849	13,736
Financing cash flows from finance leases	4,815	7,956	8,814
Payments for Amounts Included in the Measurement of Lease Liabilities, Total	11,266	17,572	23,509
Right-of-use assets obtained in exchange for new finance lease obligations	0	337	5,825
Right-of-use assets obtained in exchange for new operating lease obligations	2,980	5,409	4,362
Right-of-use assets derecognized upon early termination of finance leases	20	598	78
Right-of-use assets derecognized upon early termination of operating leases	$ 7,572	$ 1,688	$ 3,510
Finance leases, lease term (Year)	3 years 9 months 18 days	4 years 4 months 24 days	4 years 8 months 12 days
Operating leases, lease term (Year)	4 years 2 months 12 days	4 years 3 months 18 days	4 years 7 months 6 days
Finance leases, discount rate	4.10%	4.00%	3.80%
Operating leases, discount rate	5.00%	4.70%	4.40%